Document and Entity Information	May 25, 2021
Risk/Return:
Document Type	497
Document Period End Date	May 24, 2021
Registrant Name	BBH TRUST
Central Index Key	0001342947
Amendment Flag	false
Document Creation Date	May 25, 2021
Document Effective Date	May 25, 2021
Prospectus Date	May 24, 2021
Entity Inv Company Type	N-1A
BBH Select Series - Mid Cap Fund | Retail Class
Risk/Return:
Trading Symbol	BBMRX
BBH Select Series - Mid Cap Fund | Class I
Risk/Return:
Trading Symbol	BBMIX